Fair Value of Financial Assets and Liabilities - Carrying Value and Estimated Fair Value of Major Financial Assets and Liabilities, and Investment Contracts (Detail) - CNY (¥) ¥ in Millions		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets and liabilities [line items]
Held-to-maturity securities	[1]	¥ 928,751	¥ 806,717
Loans	[2]	608,920	450,251
Term deposits		535,260	559,341
Statutory deposits - restricted		6,333	6,333
Available-for-sale securities, at fair value		1,038,321	849,897
Securities at fair value through profit or loss		141,608	138,717
Derivative financial assets		428
Securities purchased under agreements to resell		4,467	9,905
Cash and cash equivalents		53,306	50,809	¥ 48,586	¥ 67,046
Investment contracts	[2]	(267,804)	(255,434)
Financial liabilities at fair value through profit or loss		(3,859)	(2,680)
Derivative financial liabilities			(1,877)
Securities sold under agreements to repurchase		(118,088)	(192,141)
Bonds payable		(34,990)
Interest-bearing loans and borrowings		(20,045)	(20,150)
Fair value [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Held-to-maturity securities	[1],[3]	968,575	843,543
Loans	[2],[3]	623,840	458,669
Term deposits	[3]	535,260	559,341
Statutory deposits - restricted	[3]	6,333	6,333
Available-for-sale securities, at fair value	[3]	1,038,321	849,897
Securities at fair value through profit or loss	[3]	141,608	138,717
Derivative financial assets	[3]	428
Securities purchased under agreements to resell	[3]	4,467	9,905
Cash and cash equivalents	[3]	53,306	50,809
Investment contracts	[2],[3]	(260,592)	(245,803)
Financial liabilities at fair value through profit or loss	[3]	(3,859)	(2,680)
Derivative financial liabilities	[3]		(1,877)
Securities sold under agreements to repurchase	[3]	(118,088)	(192,141)
Bonds payable	[3]	(35,551)
Interest-bearing loans and borrowings	[3]	¥ (20,045)	¥ (20,150)

[1]	The fair value of held-to-maturity securities is determined by reference with other debt securities which are measured by fair value. Please refer to Note 4.4.
[2]	Investment contracts at fair value through profit or loss have quoted prices in active markets, and therefore, their fair value was classified as Level 1.
[3]	The estimates and judgements to determine the fair value of financial assets are described in Note 3.2.